Founder Preferred Shares Dividend Reserve (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Equity, beginning balance	€ 2,299.0	€ 2,126.1	€ 2,556.7
Transferred to retained earnings | $				$ 16.7538
Equity, ending balance	2,606.2	2,299.0	2,126.1
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity, beginning balance	166.0	245.5	370.1
Transferred to retained earnings		79.5	(124.6)
Equity, ending balance	0.0	166.0	€ 245.5
Increase (decrease) through other changes, equity	(166.0)
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity, beginning balance	166.0
Equity, ending balance	0.0	€ 166.0
Increase (decrease) through other changes, equity	€ 166.0